Share Based Payment - Additional Information (Details) SFr / shares in Units, SFr in Thousands		12 Months Ended
		Dec. 31, 2025 CHF (SFr) shares SFr / shares	Dec. 31, 2025 CHF (SFr) SFr / shares $ / shares shares	Dec. 31, 2024 CHF (SFr) shares SFr / shares	Dec. 31, 2024 CHF (SFr) $ / shares shares	Dec. 31, 2023 CHF (SFr) shares SFr / shares	Dec. 31, 2023 CHF (SFr) $ / shares shares	Dec. 31, 2022 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Reserve for share-based payment		SFr 30,387	SFr 30,387	SFr 16,062	SFr 16,062	SFr 6,400	SFr 6,400
Weighted average grant date fair value per share | (per share)	[1]	SFr 15.28	SFr 18.39	SFr 10.24	SFr 11.63	SFr 7.46	SFr 8.3
Exercise price | SFr / shares		SFr 0.01
Weighted average remaining contractual life of options outstanding				8 years
Weighted average remaining contractual life of SARs outstanding		7 years
RSA's subject to repurchase | shares		0	0	0	0	98,094	98,094
Expense from sharebased payment transactions attributable to modification recognized				SFr 1,000
Options Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average grant date fair value per share | (per share)		SFr 11.77	SFr 14.17	SFr 7.8	SFr 8.85	SFr 5.24		$ 5.83
SARs
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of SARs outstanding		7 years		8 years
Restricted Stock Awards
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments		SFr 0		SFr 0		SFr 0
Additional share based compensation expense		SFr 300
2023 Plan
Disclosure of range of exercise prices of outstanding share options [line items]
RSAs granted | shares		0		0		0
Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		1 year
Exercise prices of the outstanding options | SFr / shares		SFr 1.63	SFr 1.63
Bottom of Range | Restricted Stock Awards
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of SARs outstanding		1 year
Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		4 years
Exercise prices of the outstanding options | SFr / shares		SFr 17.1	SFr 17.1
Top of Range | Restricted Stock Awards
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of SARs outstanding		4 years

[1]	Following the NASDAQ U.S. listing in 2023, the equity award exercise price is denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.